UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

Item 1.   Schedule of Investments

REX Gold Hedged S&P 500 ETF†
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 75.9%

Consumer Discretionary — 9.5%
Amazon.com *	46	$32,919
AutoZone *	10	7,938
Carnival	86	3,801
CBS, Cl B	130	7,077
Comcast, Cl A	236	15,385
Delphi Automotive	62	3,881
Dollar General	62	5,828
Dollar Tree *	52	4,900
Ford Motor	588	7,392
General Motors	198	5,603
Home Depot	130	16,600
Johnson Controls	118	5,223
Lowe's	126	9,975
McDonald's	98	11,793
Netflix *	64	5,855
Newell Brands	136	6,606
NIKE, Cl B	212	11,702
Omnicom Group	48	3,912
O'Reilly Automotive *	22	5,964
Priceline Group *	8	9,987
Ross Stores	98	5,556
Starbucks	192	10,967
Target	106	7,401
Time Warner	112	8,236
TJX	98	7,569
Twenty-First Century Fox, Cl A	278	7,520
VF	146	8,978
Walt Disney	160	15,650
Yum! Brands	80	6,634
		260,852
Consumer Staples — 7.9%
Altria Group	180	12,413
Archer-Daniels-Midland	112	4,804
Coca-Cola	346	15,685
Colgate-Palmolive	120	8,784
ConAgra Foods	118	5,642
Constellation Brands, Cl A	32	5,293
Costco Wholesale	48	7,538
CVS Caremark	110	10,531
Dr Pepper Snapple Group	56	5,411
Estee Lauder, Cl A	58	5,279
General Mills	110	7,845
Kellogg	66	5,389
Kimberly-Clark	58	7,974
Kraft Heinz	64	5,663
Kroger	156	5,739
Molson Coors Brewing, Cl B	44	4,450
Mondelez International, Cl A	176	8,009
Monster Beverage *	26	4,178
PepsiCo	146	15,467
Philip Morris International	168	17,089
Procter & Gamble	252	21,337
Reynolds American	72	3,883
Sysco	86	4,364
Tyson Foods, Cl A	60	4,007

Description	Shares	Fair Value
Walgreens Boots Alliance	110	$9,160
Wal-Mart Stores	164	11,975
		217,909
Energy — 5.8%
Anadarko Petroleum	106	5,645
Apache	84	4,676
Baker Hughes	86	3,881
Chevron	220	23,062
ConocoPhillips	212	9,243
Devon Energy	128	4,640
EOG Resources	92	7,675
Exxon Mobil	455	42,651
Halliburton	160	7,246
Kinder Morgan	416	7,788
Marathon Petroleum	94	3,568
Occidental Petroleum	98	7,405
Phillips 66	58	4,602
Pioneer Natural Resources	32	4,839
Schlumberger	166	13,128
Spectra Energy	148	5,421
Valero Energy	78	3,978
		159,448
Financials — 12.0%
Aflac	54	3,897
Allstate	70	4,897
American Express	108	6,562
American International Group	116	6,135
American Tower, Cl A ‡	56	6,362
Aon	42	4,588
AvalonBay Communities ‡	38	6,855
Bank of America	1,314	17,437
Bank of New York Mellon	154	5,983
BB&T	236	8,404
Berkshire Hathaway, Cl B *	156	22,588
BlackRock, Cl A	12	4,110
Boston Properties ‡	54	7,122
Capital One Financial	92	5,843
Charles Schwab	192	4,860
Chubb	34	4,444
Citigroup	354	15,006
CME Group, Cl A	40	3,896
Crown Castle International ‡	68	6,897
Discover Financial Services	92	4,930
Equinix ‡	18	6,979
Equity Residential ‡	72	4,959
Goldman Sachs Group	54	8,024
Hartford Financial Services Group	88	3,905
Intercontinental Exchange	16	4,095
JPMorgan Chase	344	21,375
M&T Bank	54	6,384
Marsh & McLennan	66	4,518
MetLife	160	6,373
Morgan Stanley	246	6,391
PNC Financial Services Group	76	6,186
Progressive	94	3,149
Prologis ‡	118	5,787
Prudential Financial	70	4,994
Public Storage ‡	6	1,534
S&P Global	42	4,505
Simon Property Group ‡	34	7,374

REX Gold Hedged S&P 500 ETF†
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

Description	Shares	Fair Value
State Street	88	$4,745
SunTrust Banks	144	5,916
Synchrony Financial *	156	3,944
T Rowe Price Group	86	6,275
Travelers	36	4,285
US Bancorp	160	6,453
Ventas ‡	78	5,680
Wells Fargo	414	19,594
Welltower ‡	74	5,637
Weyerhaeuser ‡	166	4,942
Willis Towers Watson	34	4,227
		329,046
Health Care — 10.9%
Abbott Laboratories	200	7,862
AbbVie	198	12,258
Aetna	44	5,374
Alexion Pharmaceuticals *	38	4,437
Allergan *	46	10,630
Amgen	82	12,476
Anthem	42	5,516
Baxter International	100	4,522
Becton Dickinson	28	4,749
Biogen *	32	7,738
Boston Scientific *	184	4,300
Bristol-Myers Squibb	170	12,504
Cardinal Health	58	4,525
Celgene *	98	9,666
Cigna	32	4,096
Edwards Lifesciences *	38	3,790
Eli Lilly	108	8,505
Express Scripts Holding *	84	6,366
Gilead Sciences	170	14,181
HCA Holdings *	52	4,005
Humana	24	4,317
Illumina *	30	4,211
Intuitive Surgical *	8	5,291
Johnson & Johnson	298	36,148
McKesson	30	5,600
Medtronic	128	11,106
Merck	298	17,168
Mylan *	80	3,459
Pfizer	652	22,957
Regeneron Pharmaceuticals *	12	4,191
St. Jude Medical	54	4,212
Stryker	32	3,835
Thermo Fisher Scientific	38	5,615
UnitedHealth Group	88	12,425
Vertex Pharmaceuticals *	44	3,785
Zimmer Biomet Holdings	34	4,093
Zoetis, Cl A	90	4,271
		300,184
Industrials — 7.7%
3M	64	11,208
American Airlines Group	124	3,510
Boeing	74	9,610
Caterpillar	124	9,400
CSX	182	4,747
Cummins	66	7,421
Danaher	46	4,646
Deere	64	5,187

Description	Shares	Fair Value
Delta Air Lines	112	$4,080
Eaton	116	6,929
Emerson Electric	140	7,302
FedEx	32	4,857
General Dynamics	40	5,570
General Electric	994	31,290
Honeywell International	58	6,747
Illinois Tool Works	70	7,291
Lockheed Martin	14	3,474
Nielsen Holdings	134	6,964
Norfolk Southern	48	4,086
Northrop Grumman	18	4,001
PACCAR	94	4,876
Raytheon	36	4,894
Roper Technologies	32	5,458
Southwest Airlines	114	4,471
Stanley Black & Decker	62	6,896
Tyco International	110	4,686
Union Pacific	106	9,248
United Parcel Service, Cl B	58	6,248
United Technologies	102	10,460
Waste Management	76	5,037
		210,594
Information Technology — 15.2%
Accenture, Cl A	42	4,758
Activision Blizzard	82	3,250
Adobe Systems *	66	6,322
Alphabet, Cl A *	32	22,513
Alphabet, Cl C *	30	20,763
Amphenol, Cl A	74	4,242
Analog Devices	118	6,684
Apple	644	61,567
Applied Materials	218	5,225
Automatic Data Processing	60	5,512
Broadcom	52	8,081
Cisco Systems	600	17,214
Cognizant Technology Solutions, Cl A *	100	5,724
Corning	224	4,588
eBay *	214	5,010
Electronic Arts *	58	4,394
EMC	240	6,521
Facebook, Cl A *	268	30,626
Fidelity National Information Services	60	4,421
Fiserv *	44	4,784
Hewlett Packard Enterprise	216	3,946
HP	308	3,865
Intel	630	20,663
International Business Machines	108	16,392
Intuit	56	6,250
MasterCard, Cl A	114	10,039
Microsoft	816	41,755
NVIDIA	96	4,513
Oracle	364	14,899
Paychex	126	7,497
PayPal Holdings *	148	5,403
QUALCOMM	188	10,071
salesforce.com *	86	6,829
TE Connectivity	80	4,569
Texas Instruments	124	7,769

REX Gold Hedged S&P 500 ETF†
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

Description	Shares	Fair Value
Visa, Cl A	186	$13,796
Yahoo! *	168	6,310
		416,765
Materials — 2.1%
Air Products & Chemicals	42	5,966
Dow Chemical	172	8,551
Ecolab	54	6,404
EI du Pont de Nemours	118	7,646
LyondellBasell Industries, Cl A	76	5,656
Monsanto	64	6,618
PPG Industries	54	5,624
Praxair	58	6,519
Sherwin-Williams	20	5,873
		58,857
Telecommunication Services — 2.1%
AT&T	658	28,432
Verizon Communications	532	29,707
		58,139
Utilities — 2.7%
American Electric Power	54	3,785
Consolidated Edison	66	5,309
Dominion Resources	82	6,390
Duke Energy	70	6,005
Edison International	56	4,350
Eversource Energy	80	4,792
Exelon	150	5,454
NextEra Energy	28	3,651
PG&E	76	4,858
PPL	138	5,210
Public Service Enterprise Group	108	5,034
Sempra Energy	52	5,929
Southern	70	3,754
WEC Energy Group	74	4,832
Xcel Energy	106	4,747
		74,100

Total Common Stock
(Cost $2,088,678)		2,085,894

Total Investments - 75.9%
(Cost $2,088,678) ††		$2,085,894

The open futures contracts held by the Fund at June 30, 2016, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
Gold	20	Aug-16	$67,255
S&P 500 Index EMINI	5	Sep-16	6,052
			$73,307

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are held by REX Gold Hedged S&P 500 Subsidiary I as of June 30, 2016.

Percentages are based on Net Assets of $2,749,271.

*	Non-income producing security.

†	Fund commenced operations on April 4, 2016.

‡	Real Estate Investment Trust

††	At June 30, 2016, the tax basis cost of the Fund's investments was $2,088,678, and the unrealized appreciation and depreciation were $45,812 and $(48,596), respectively.

Cl — Class
S&P — Standard & Poor’s

The following is a list of the level of inputs used as of June 30, 2016 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,085,894	$—	$—	$2,085,894
Total Investments in Securities	$2,085,894	$—	$—	$2,085,894

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$73,307	$—	$—	$73,307
Total Other Financial Instruments	$73,307	$—	$—	$73,307

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0.

REX Gold Hedged FTSE Emerging Markets ETF†
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUND — 74.2%
Vanguard FTSE Emerging Markets ETF	58,534	$2,061,567

Total Exchange-Traded Fund
(Cost $2,000,079) ‡		2,061,567

Total Investments - 74.2%
(Cost $2,000,079) ††		$2,061,567

The open futures contracts held by the Fund at June 30, 2016, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
Gold	20	Aug-16	$66,895
MINI MSCI EAFE	(8)	Sep-16	25,777
			$92,672

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are held by REX Gold Hedged FTSE Emerging Markets Subsidiary I as of June 30, 2016.

Percentages are based on Net Assets of $2,779,387.

†	Fund commenced operations on April 4, 2016.

‡
The Fund’s investment in the Vanguard FTSE Emerging Markets ETF represents greater than 50% of the Fund’s total investments. The Vanguard FTSE Emerging Markets ETF seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. For further financial information, available upon request at no charge, on the Vanguard FTSE Emerging Markets ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

††	At June 30, 2016, the tax basis cost of the Fund's investments was $2,000,079, and the unrealized appreciation and depreciation were $61,488 and $(0), respectively.

EAFE — Europe, Australasia and Far East
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International

The following is a list of the level of inputs used as of June 30, 2016 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$2,061,567	$—	$—	$2,061,567
Total Investments in Securities	$2,061,567	$—	$—	$2,061,567

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$92,672	$—	$—	$92,672
Total Other Financial Instruments	$92,672	$—	$—	$92,672

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0.

REX Exchange Traded Funds
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

REX Exchange Traded Funds
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the period ended June 30, 2016, there were no significant changes to the Funds’ fair valuation methodologies.

Investment in Subsidiary — The REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the REX Gold Hedged S&P 500 ETF and REX Gold Hedged FTSE Emerging Markets ETF, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

For information regarding the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent prospectus filing.

REX-QH-001-0100

Item 2.     Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 26, 2016

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: August 26, 2016